STOCK OPTIONS (Details Narrative) - Lewis and Clark Pharmaceuticals, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of shares granted	105,000	45,484
Exercise price (in dollars per share)	$ 1.87	$ 1.90
Stock based compensation expenses	$ 154,360	$ 66,866
Tranche One [Member]
Number of shares granted	70,000	23,457
Exercise price (in dollars per share)	$ 1.81	$ 1.81
Tranche Two [Member]
Number of shares granted	35,000	22,027
Exercise price (in dollars per share)	$ 1.99	$ 1.99